Membership Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Membership Interests [Abstract]
MEMBERSHIP INTERESTS
7. MEMBERSHIP INTERESTS
Contributions
We received cash capital contributions from our members of $116 million on October 26, 2023. In the nine months ended September 30, 2023, we received the following cash capital contributions from our members:

Receipt Dates	Amounts
February 13, 2023	$106
April 27, 2023	$115
July 27, 2023	$115
Distributions
The Sempra Order and our Limited Liability Company Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions (other than contractual tax payments) to our members that would cause us to exceed the PUCT’s authorized debt-to-equity
ratio. Our current authorized regulatory capital structure is 57.5% debt to 42.5% equity. The distribution restrictions also include the ability of a majority of our Disinterested Directors, or either of the two member directors designated by Texas Transmission, to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity
ratio commitment). In addition, the distribution restrictions also require us to suspend dividends and other distributions (except for contractual tax payments) if the credit rating on our senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), unless otherwise allowed by the PUCT. At September 30, 2023, our regulatory capitalization was 55.6% debt to 44.4% equity and as a result we had $783 million available to distribute to our members.
The PUCT has the authority to determine what types of debt and equity are included in a utility’s regulatory debt-to-equity
ratio. For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction.
On October 24, 2023, our board of directors declared a cash distribution of $148 million, which was paid to our members on October 25, 2023. In the nine months ended September 30, 2023, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Dates	Payment Dates	Amounts
February 14, 2023	February 15, 2023	$106
April 25, 2023	April 26, 2023	$149
July 25, 2023	July 26, 2023	$149

Membership Interests
The following tables present the changes to membership interests during the three and nine months ended September 30, 2023 and 2022, net of tax:

	Capital Account	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
Balance at June 30, 2023	$13,893	$(181)	$13,712
Net income	380	—	380
Capital contributions	115	—	115
Distributions	(149)	—	(149)
Net effects of cash flow hedges	—	1	1

Balance at September 30, 2023	$14,239	$(180)	$14,059

Balance at June 30, 2022	$13,142	$(128)	$13,014
Net income	318	—	318
Capital contributions	106	—	106
Distributions	(106)	—	(106)
Net effects of cash flow hedges	—	1	1
Defined benefit pension plans	—	1	1

Balance at September 30, 2022	$13,460	$(126)	$13,334

	Capital Account	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
Balance at December 31, 2022	$13,624	$(162)	$13,462
Net income	683	—	683
Capital contributions	336	—	336
Distributions	(404)	—	(404)
Net effects of cash flow hedges	—	2	2
Defined benefit pension plans (a)	—	(20)	(20)

Balance at September 30, 2023	$14,239	$(180)	$14,059

Balance at December 31, 2021	$12,719	$(131)	$12,588
Net income	741	—	741
Capital contributions	318	—	318
Distributions	(318)	—	(318)
Net effects of cash flow hedges	—	2	2
Defined benefit pension plans	—	3	3

Balance at September 30, 2022	$13,460	$(126)	$13,334

(a)
Includes a $20 million reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

Accumulated Other Comprehensive Income (Loss) (AOCI)
The following table presents the changes to AOCI for the nine months ended September 30, 2023 and 2022, net of tax:

	Cash Flow Hedges – Interest Rate Swaps	Defined Benefit Pension and OPEB Plans	Total Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2022	$(34)	$(128)	$(162)
Defined benefit pension plans (a)	—	(20)	(20)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $0)	2	—	2

Balance at September 30, 2023	$(32)	$(148)	$(180)

Balance at December 31, 2021	$(36)	$(95)	$(131)
Defined benefit pension plans	—	3	3
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $0)	2	—	2

Balance at September 30, 2022	$(34)	$(92)	$(126)

(a)
Includes a $20 million reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

8. MEMBERSHIP INTERESTS
Contributions
On February 13, 2023, we received cash capital contributions from our members totaling $106 million. During 2022, we received the following cash capital contributions from our members.

Receipt Dates	Amounts
February 17, 2022	$106
April 26, 2022	$106
July 26, 2022	$106
October 24, 2022	$106
Distributions
Distributions are limited by the requirement to maintain our regulatory capital structure at or below the debt-to-equity
ratio established periodically by the PUCT for ratemaking purposes. The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity
ratio. For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction.
The Sempra Order and our Limited Liability Company Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions (other than contractual tax payments) to our members that would cause us to exceed the PUCT’s authorized debt-to-equity
ratio. Our current authorized regulatory capital structure is 57.5% debt to 42.5% equity. The distribution restrictions also include the ability of a majority of our Disinterested Directors, or either of the two member directors designated by Texas Transmission, to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity
ratio commitment). At December 31, 2022, our regulatory capitalization was 53.5% debt to 46.5% equity and as a result we had $1.479 billion available to distribute to our members.
On February 14, 2023, our board of directors declared a cash distribution of $106 million, which was paid to our members on February 15, 2023. During 2022, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Dates	Payment Dates	Amounts
February 18, 2022	February 18, 2022	$106
April 27, 2022	April 28, 2022	$106
July 27, 2022	July 28, 2022	$106
October 25, 2022	October 26, 2022	$106

Accumulated Other Comprehensive Income (Loss) (AOCI)
The following table presents the changes to AOCI for the years ended December 31, 2022, 2021 and 2020 net of tax:

	Cash Flow Hedges –Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2019	$(18)	$(121)	$(139)
Defined benefit pension plans	—	9	9
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)	(24)	—	(24)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3

Balance at December 31, 2020	(39)	(112)	(151)
Defined benefit pension plans	—	17	17
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $0)	3	—	3

Balance at December 31, 2021	(36)	(95)	(131)
Defined benefit pension plans	—	(33)	(33)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	2	—	2

Balance at December 31, 2022	$(34)	$(128)	$(162)